Stock Based Compensation Plans: (Tables)	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Stock Option Transactions
	2024		2023
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options outstanding - beginning of period	7,722,392	$ 2.04	7,578,393	$ 2.03
Options granted	940,000	4.24	-	-
Options exercised	(185,000)	1.39	-	-
Options cancelled	(50,000)	1.28	-	-
Options outstanding - end of period	8,427,392	$ 2.30	7,578,393	$ 2.03

Options exercisable - end of period	7,927,392	$ 2.13	7,578,393	$ 2.03

Stock Options Oustanding and Exercisable
	Outstanding Options				Exercisable Options
Exercise Price	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)
$0.99 - $1.28	243,999	$1.04	$ 833,717	8.33	243,999	$1.04	$ 833,717	8.33
$1.60 - $1.60	2,863,750	$1.60	8,190,325	7.26	2,863,750	$1.60	8,190,325	7.26
$1.61 - $1.93	435,000	$1.77	1,170,100	5.28	435,000	$1.77	1,170,100	5.28
$2.39 - $2.52	3,514,643	$2.40	7,256,461	2.91	3,514,643	$2.40	7,256,461	2.91
$3.15 - $3.28	820,000	$3.23	1,010,000	3.36	820,000	$3.23	1,010,000	3.36
$4.48 - $5.00	550,000	$4.95	0	5.31	50,000	$4.48	0	9.96
$0.99 - $5.00	8,427,392	$2.30	$18,460,603	4.87	7,927,392	$2.13	$18,460,603	4.87